Unearned Income	12 Months Ended
Dec. 31, 2022
Unearned Income [Abstract]
UNEARNED INCOME

14.    UNEARNED INCOME

Movement of unearned income was as follows:

	December 31, 2022	December 31, 2021
Balance, beginning	$72,523	$130,772
Current year addition	1,078,496	172,717
Revenue recognized	(743,594)	(233,349)
Foreign exchange gain (loss)	(13,683)	2,383
Balance, ending	393,742	72,523